Cover page	Apr. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 18, 2024
Entity Registrant Name	OFG BANCORP
Entity Incorporation, State or Country Code	PR
Entity File Number	001-12647
Entity Tax Identification Number	66-0538893
Entity Address, Address Line One	Oriental Center
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	254 Munoz Rivera Avenue
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	787
Local Phone Number	771-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value $1.00 per share
Trading Symbol	OFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001030469
Amendment Flag	false